LEASE - Operating leases - Maturities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
LEASE
2024	$ 24,927
2025	18,322
2026	15,952
2027	12,351
2028	13,655
Thereafter	132,225
Total future minimum lease payments	$ 217,432